ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLES
Receivables due from partners	¥ 80,665	$ 11,361	¥ 58,782
Accounts receivable	80,665	11,361	58,973
Allowance for credit losses	0	0	(191)
Accounts receivable, net	80,665	11,361	58,782
Partners
ACCOUNTS RECEIVABLES
Receivables due from partners	31,611	4,452	20,235
Accounts receivable, net	31,611	4,452	20,235
Corporate customers
ACCOUNTS RECEIVABLES
Receivables due from corporate customers	¥ 49,054	$ 6,909	¥ 38,738